Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2016
Deferred Policy Acquisition and Sales Inducement Costs
10.	Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Balance, beginning of year	$141,189	$135,282	$129,836
Acquisition costs deferred	16,939	15,611	17,240
Amortization charged to income	(16,127)	(16,603)	(13,213)
Effect of unrealized gains and losses	(4,643)	6,899	1,419

Balance, end of year	$137,358	$141,189	$135,282

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2016	2015	2014
Balance, beginning of year	$2,349	$2,059	$1,737
Sales inducements deferred	170	285	242
Amortization charged to income	(126)	(192)	112
Effect of unrealized gains and losses	(128)	197	(32)

Balance, end of year	$2,265	$2,349	$2,059